Leases - Schedule of Maturity of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2026	¥ 1,153
2027
2028
Subtotal	1,153
Less imputed interest	8
Total	¥ 1,145	$ 164	¥ 9,575